1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 1.0%
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	57,750	$3,069,990

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,992,730)		$3,069,990

	Par Value

MUNICIPAL BONDS – 97.0%

ALABAMA – 0.3%

HIGHER EDUCATION – 0.3%
University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	1,100,480
TOTAL ALABAMA		$1,100,480

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%
University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,957,353
TOTAL ALASKA		$1,957,353

ARIZONA – 3.4%

DEVELOPMENT – 0.0%**
Industrial Development Authority of the City of Phoenix, AZ, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	120,000	127,212

EDUCATION – 1.5%
Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)
5.00%, 11/01/26	1,000,000	1,109,427
5.00%, 11/01/30	1,000,000	1,089,429
5.00%, 11/01/32	865,000	940,251
La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions – Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,500,000	1,585,866
TOTAL EDUCATION		$4,724,973

MEDICAL – 0.8%
Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)
5.00%, 09/01/34	1,000,000	1,124,239
5.00%, 09/01/35	725,000	812,970
5.00%, 09/01/36	500,000	559,399
TOTAL MEDICAL		$2,496,608

Description	Par Value	Value

UTILITIES – 1.1%
Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	$3,000,000	$3,673,409
TOTAL ARIZONA		$11,022,202

CALIFORNIA – 1.6%

AIRPORT – 0.9%
City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	886,709
City of Los Angeles Department of Airports, CA, Revenue Bonds
4.00%, 05/15/35	600,000	613,660
4.00%, 05/15/36	800,000	816,073
4.00%, 05/15/37	500,000	508,130
TOTAL AIRPORT		$2,824,572

EDUCATION – 0.0%**
Sulphur Springs Union School District, CA, Refunding Bonds, Certificates of Participation, Prerefunded/ETM, (AGM), 6.50%, 12/01/37	5,000	5,262

GENERAL – 0.3%
Salinas Public Facilities, Inc., CA, Revenue Bonds, (City of Salinas Public Safety Building Project), 4.00%, 12/01/29	1,000,000	1,065,972

GENERAL OBLIGATIONS – 0.4%
State of California, CA, GO Unlimited, Current Refunding, (AGM), 5.25%, 08/01/32	1,000,000	1,256,137
TOTAL CALIFORNIA		$5,151,943

COLORADO – 4.4%

AIRPORT – 0.9%
City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,784,862

HIGHER EDUCATION – 0.7%
Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,378,758

MEDICAL – 1.7%
Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,418,427
Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,150,606
TOTAL MEDICAL		$5,569,033

TRANSPORTATION – 0.5%
E-470 Public Highway Authority, CO, Current Refunding Revenue Bonds, (Series A), 5.00%, 09/01/34	1,300,000	1,496,024

July 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER – 0.6%
City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	$1,750,000	$1,915,934
TOTAL COLORADO		$14,144,611

CONNECTICUT – 2.5%

GENERAL OBLIGATIONS – 0.9%
State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,781,255

HIGHER EDUCATION – 0.8%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,518,516
University of Connecticut, CT, Revenue Bonds, (Series A), 5.00%, 01/15/33	1,000,000	1,095,660
TOTAL HIGHER EDUCATION		$2,614,176

MEDICAL – 0.6%

Connecticut State Health & Educational
Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)
4.00%, 07/01/28	685,000	711,713
4.00%, 07/01/29	500,000	517,910
4.00%, 07/01/30	600,000	618,849
TOTAL MEDICAL		$1,848,472

TRANSPORTATION – 0.2%
Connecticut State Special Tax Revenue, CT, Highways Improvement Revenue Bonds, (Series A), 5.00%, 05/01/25	625,000	678,749
TOTAL CONNECTICUT		$7,922,652

DISTRICT OF COLUMBIA – 2.0%

GENERAL – 0.8%
Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)
5.00%, 10/01/30	610,000	724,865
5.00%, 10/01/31	875,000	1,037,845
5.00%, 10/01/32	500,000	590,824
TOTAL GENERAL		$2,353,534

GENERAL OBLIGATIONS – 0.7%
District of Columbia, DC, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/01/31	2,080,000	2,339,892

TRANSPORTATION – 0.5%
Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,686,319
TOTAL DISTRICT OF COLUMBIA		$6,379,745

Description	Par Value	Value

FLORIDA – 4.3%

AIRPORT – 0.3%
Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	$1,000,000	$1,104,621

GENERAL OBLIGATIONS – 0.7%
State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,163,642

HIGHER EDUCATION – 1.6%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)
5.00%, 04/01/28	750,000	838,726
5.00%, 04/01/30	750,000	829,662
5.00%, 04/01/31	750,000	826,278
5.00%, 04/01/33	750,000	820,602
Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,707,143
TOTAL HIGHER EDUCATION		$5,022,411

HOUSING – 0.3%
Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A)
5.00%, 02/01/25	500,000	532,848
5.00%, 02/01/26	500,000	543,398
TOTAL HOUSING		$1,076,246

WATER – 1.4%
Miami-Dade County, FL, Current Refunding Revenue Bonds, 5.00%, 04/01/27	1,455,000	1,639,999
Miami-Dade County, FL, Water & Sewer System, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	2,850,979
TOTAL WATER		$4,490,978
TOTAL FLORIDA		$13,857,898

GEORGIA – 1.4%

GENERAL – 1.0%
Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 4.00%, 07/01/52	3,000,000	3,113,352

HOUSING – 0.4%
Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Unrefunded, 5.00%, 07/01/31	1,260,000	1,405,312
TOTAL GEORGIA		$4,518,664

ILLINOIS – 12.2%

AIRPORT – 0.7%
Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/29	2,250,000	2,321,938

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL – 3.8%
Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	$6,295,000	$7,077,030
Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,762,238
Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,178,858
Sales Tax Securitization Corp., IL, Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/28	1,000,000	1,120,861
TOTAL GENERAL		$12,138,987

GENERAL OBLIGATIONS – 7.2%
Chicago Park District, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series D)
5.00%, 01/01/26	1,250,000	1,294,490
5.00%, 01/01/27	3,455,000	3,575,193
Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A)
5.00%, 01/01/25	3,000,000	3,150,406
5.00%, 01/01/32	3,000,000	3,217,180
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	5,040,000	5,385,342
State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)
5.00%, 10/01/29	2,000,000	2,203,277
5.00%, 10/01/33	1,000,000	1,076,491
State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,284,003
TOTAL GENERAL OBLIGATIONS		$23,186,382

TRANSPORTATION – 0.5%
Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,660,509
TOTAL ILLINOIS		$39,307,816

INDIANA – 2.4%

DEVELOPMENT – 2.2%
Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	7,051,743

HOUSING – 0.2%
Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 01/01/37	500,000	504,716
TOTAL INDIANA		$7,556,459

Description	Par Value	Value

KENTUCKY – 2.3%

GENERAL – 2.3%
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 4.00%, 08/01/52	$3,000,000	$3,047,652
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	2,000,000	2,049,310
Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 05/01/25	2,000,000	2,154,669
TOTAL KENTUCKY		$7,251,631

MARYLAND – 2.2%

AIRPORT – 0.8%
Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)
5.00%, 08/01/28	730,000	821,468
5.00%, 08/01/29	500,000	567,723
5.00%, 08/01/30	515,000	590,189
5.00%, 08/01/31	650,000	749,188
TOTAL AIRPORT		$2,728,568

GENERAL OBLIGATIONS – 1.2%
State of Maryland, MD, GO Unlimited, School Improvements, AD Valorem Property Tax, (Series A), 5.00%, 06/01/33	3,000,000	3,705,194

TRANSPORTATION – 0.2%
Maryland State Department of Transportation, MD, Highways Improvement Revenue Bonds, 4.00%, 05/01/30	500,000	545,602
TOTAL MARYLAND		$6,979,364

MASSACHUSETTS – 4.6%

GENERAL OBLIGATIONS – 1.1%
Commonwealth of Massachusetts, MA, GO Limited, (Series B), 5.00%, 01/01/31	3,000,000	3,427,870

HIGHER EDUCATION – 0.8%
Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Simmons University), (Series L)
5.00%, 10/01/30	1,180,000	1,302,672
5.00%, 10/01/31	1,000,000	1,096,499
TOTAL HIGHER EDUCATION		$2,399,171

MEDICAL – 1.2%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,072,596
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 07/01/33	2,455,000	2,752,189
TOTAL MEDICAL		$3,824,785

July 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

STUDENT LOAN – 0.7%
Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 07/01/25	$2,200,000	$2,361,276

WATER – 0.8%
Massachusetts Water Resources Authority, MA, Refunding Revenue Bonds, (Series B), (AGM)
5.25%, 08/01/33	1,000,000	1,261,359
5.25%, 08/01/34	1,100,000	1,396,117
TOTAL WATER		$2,657,476
TOTAL MASSACHUSETTS		$14,670,578

MICHIGAN – 4.6%

GENERAL – 1.7%
Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	5,541,900

MEDICAL – 1.2%
Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Unrefunded – Bronson Health), Prerefunded/ETM, 5.00%, 05/15/30	2,045,000	2,188,751
Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Beaumont Health Credit Group), (Series A), 5.00%, 08/01/31	1,655,000	1,763,800
TOTAL MEDICAL		$3,952,551

SCHOOL DISTRICT – 1.1%
Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax
4.00%, 05/01/33	1,330,000	1,407,849
4.00%, 05/01/34	1,000,000	1,051,736
Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,050,813
TOTAL SCHOOL DISTRICT		$3,510,398

WATER – 0.6%
Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC) AGC , 5.50%, 07/01/29	150,000	170,091
Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,545,325
TOTAL WATER		$1,715,416
TOTAL MICHIGAN		$14,720,265

MINNESOTA – 0.8%

HOUSING – 0.8%
Coon Rapids, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	2,636,976	2,479,218
TOTAL MINNESOTA		$2,479,218

Description	Par Value	Value

NEBRASKA – 0.6%

HOUSING – 0.6%
Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 09/01/49	$2,055,000	$2,083,879
TOTAL NEBRASKA		$2,083,879

NEW JERSEY – 5.4%

EDUCATION – 0.4%
New Jersey Economic Development Authority, NJ, Revenue Bonds, School Improvements, (Series DDD), 5.00%, 06/15/33	1,100,000	1,183,215

GENERAL – 3.3%
Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	950,000	1,083,031
New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	1,305,000	1,354,511
New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	236,747
New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 09/01/24	1,685,000	1,776,925
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System)
5.00%, 12/15/28	2,135,000	2,399,415
5.00%, 12/15/34	3,000,000	3,271,768
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	556,453
TOTAL GENERAL		$10,678,850

HIGHER EDUCATION – 1.3%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Rowan University Project), (Series B), 5.00%, 07/01/27	2,000,000	2,152,846
New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Montclair State University), (Series B), 5.00%, 07/01/30	1,000,000	1,087,538
New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,077,852
TOTAL HIGHER EDUCATION		$4,318,236

HOUSING – 0.1%
New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	401,910

SCHOOL DISTRICT – 0.3%
Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM)
5.00%, 07/15/28	250,000	286,974
5.00%, 07/15/29	250,000	291,094

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
5.00%, 07/15/30	$250,000	$294,731
TOTAL SCHOOL DISTRICT		$872,799
TOTAL NEW JERSEY		$17,455,010

NEW YORK – 6.8%

GENERAL – 2.5%
New York City Transitional Finance Authority Building Aid Revenue, NY, Advance Refunding Revenue Bonds, Ad Valorem Property Tax (Series S), (State Aid Withholding), 5.00%, 07/15/33	3,000,000	3,341,137
New York State Thruway Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 03/15/33	4,000,000	4,858,305
TOTAL GENERAL		$8,199,442

GENERAL OBLIGATIONS – 0.5%
New York City, NY, GO Unlimited, (Series A), 4.00%, 08/01/37	1,500,000	1,554,540

HIGHER EDUCATION – 0.7%
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series C), (NATL), 5.25%, 07/01/30	1,040,000	1,176,771
Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,108,441
TOTAL HIGHER EDUCATION		$2,285,212

HOUSING – 0.6%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,861,232

MEDICAL – 0.0%**
New York State Dormitory Authority, NY, Revenue Bonds, (Memorial Sloan-Kettering Cancer Center), (NATL), 5.50%, 07/01/23	15,000	15,534

TRANSPORTATION – 2.5%
New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K), 5.00%, 01/01/30	3,000,000	3,211,572
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)
4.00%, 03/15/30	1,000,000	1,044,846
5.00%, 09/15/31	2,500,000	2,747,780
Port Authority of New York & New Jersey, NY, Revenue Bonds, (85th Series), 5.38%, 03/01/28	945,000	1,041,271
TOTAL TRANSPORTATION		$8,045,469
TOTAL NEW YORK		$21,961,429

NORTH CAROLINA – 2.0%

POWER – 1.5%
North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,879,850

Description	Par Value	Value

TRANSPORTATION – 0.5%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	$1,250,000	$1,428,190
TOTAL NORTH CAROLINA		$6,308,040

OHIO – 3.3%

HIGHER EDUCATION – 0.3%
Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,114,718

MEDICAL – 1.5%
Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,423,337
Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded – Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	10,000	10,384
State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,291,270
TOTAL MEDICAL		$4,724,991

POWER – 1.1%
American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,482,654

TRANSPORTATION – 0.4%
Ohio Turnpike & Infrastructure Commission, OH, Refunding Revenue Bonds, (Series A), (NATL), 5.50%, 02/15/24	1,355,000	1,409,179
TOTAL OHIO		$10,731,542

OREGON – 0.4%

GENERAL OBLIGATIONS – 0.4%
Lane Community College, OR, GO Unlimited, AD Valorem Property Tax, (Series A), (SCH BD GTY), 5.00%, 06/15/30	1,000,000	1,193,528
TOTAL OREGON		$1,193,528

PENNSYLVANIA – 8.0%

AIRPORT – 1.0%
Allegheny County Airport Authority, PA, Revenue Bonds, (Series A), 5.00%, 01/01/28	1,500,000	1,674,866
Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,638,162
TOTAL AIRPORT		$3,313,028

DEVELOPMENT – 0.9%
Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, (Waste Management Inc., Project), 1.75%, 08/01/38	3,000,000	2,934,072

July 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HIGHER EDUCATION – 1.6%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	$1,000,000	$1,100,052
Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program) , 5.00%, 05/01/35	1,130,000	1,186,098
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)
5.00%, 11/01/25	700,000	741,149
5.00%, 11/01/26	350,000	374,799
5.00%, 11/01/27	600,000	648,841
5.00%, 11/01/28	1,100,000	1,191,565
TOTAL HIGHER EDUCATION		$5,242,504

MEDICAL – 0.9%
Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,804,104

TOBACCO SETTLEMENT – 0.4%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,094,379

TRANSPORTATION – 0.7%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,238,923

UTILITIES – 0.4%
Philadelphia Gas Works Co., PA, Revenue Bonds, Natural Gas Utility Improvements, (1998 General Ordinance), (15th Series), 5.00%, 08/01/26	1,100,000	1,223,081

WATER – 2.1%
Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,356,708
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	418,134
TOTAL WATER		$6,774,842
TOTAL PENNSYLVANIA		$25,624,933

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%
Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	1,200,000	1,244,337
TOTAL RHODE ISLAND		$1,244,337

SOUTH CAROLINA – 1.6%

HOUSING – 0.2%
South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 07/01/43	770,000	782,502

Description	Par Value	Value

TOBACCO SETTLEMENT – 1.4%
Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	$3,600,000	$4,509,898
TOTAL SOUTH CAROLINA		$5,292,400

TENNESSEE – 0.4%

AIRPORT – 0.4%
Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,251,935
TOTAL TENNESSEE		$1,251,935

TEXAS – 7.6%

AIRPORT – 0.3%
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,035,846

EDUCATION – 1.0%
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools) 5.00%, 08/15/27	1,000,000	1,128,979
5.00%, 08/15/29	1,000,000	1,149,248
5.00%, 08/15/31	835,000	906,396
TOTAL EDUCATION		$3,184,623

GENERAL – 0.6%
Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax
4.00%, 08/15/31	1,000,000	1,042,744
4.00%, 08/15/32	1,000,000	1,037,907
TOTAL GENERAL		$2,080,651

GENERAL OBLIGATIONS – 2.9%
Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax
4.00%, 04/01/23	100,000	101,430
4.00%, 04/01/24	100,000	103,108
4.00%, 04/01/25	100,000	105,257
4.00%, 04/01/26	100,000	106,205
4.00%, 04/01/27	100,000	107,563
4.00%, 04/01/28	535,000	581,193
4.00%, 04/01/29	100,000	109,040
4.00%, 04/01/30	100,000	108,469
4.00%, 04/01/31	350,000	375,127
4.00%, 04/01/32	100,000	106,588
4.00%, 04/01/33	100,000	105,488
4.00%, 04/01/34	100,000	104,433
4.00%, 04/01/35	100,000	104,134
4.00%, 04/01/36	380,000	394,846
State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,412,179
State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,369,919
TOTAL GENERAL OBLIGATIONS		$9,294,979

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 0.5%
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	$1,465,000	$1,607,345

TRANSPORTATION – 1.2%
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,613,412
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,051,169
Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,270,957
TOTAL TRANSPORTATION		$3,935,538

UTILITIES – 1.1%
Austin, TX, Refunding Revenue Bonds, (BHAC-CR NATL-RE), 5.25%, 05/15/25	3,205,000	3,402,167
TOTAL TEXAS		$24,541,149

UTAH – 4.4%

AIRPORT – 1.9%
Salt Lake City, UT, Revenue Bonds, (Series A)
5.00%, 07/01/32	3,000,000	3,314,997
5.00%, 07/01/33	2,500,000	2,752,137
TOTAL AIRPORT		$6,067,134

MEDICAL – 2.5%
Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM
5.40%, 02/15/28	2,500,000	2,697,301
5.13%, 02/15/33	4,990,000	5,351,651
TOTAL MEDICAL		$8,048,952
TOTAL UTAH		$14,116,086

VIRGINIA – 1.1%

GENERAL OBLIGATIONS – 1.1%
Loudoun County, VA, GO Unlimited, (Series A), (ST AID WITHHLDG), 5.00%, 12/01/32	3,000,000	3,655,275
TOTAL VIRGINIA		$3,655,275

WASHINGTON – 5.1%

GENERAL – 2.0%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	5,955,000	6,334,311

Description	Par Value	Value

MEDICAL – 0.6%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	$1,750,000	$1,907,325

POWER – 1.1%
Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,631,794

SCHOOL DISTRICT – 1.0%
Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,272,771

WATER – 0.4%
King County, Sewer, WA, Advance Refunding Revenue Bonds, 5.00%, 07/01/32	1,100,000	1,235,933
TOTAL WASHINGTON		$16,382,134

WISCONSIN – 0.3%

MEDICAL – 0.3%
Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)
4.00%, 01/01/32	500,000	514,054
4.00%, 01/01/33	500,000	510,177
TOTAL WISCONSIN		$1,024,231

TOTAL MUNICIPAL BONDS (Cost $322,738,685)		$311,886,787

	Number of Shares

MONEY MARKET FUND – 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%^	11,405,471	11,405,471

TOTAL MONEY MARKET FUND (Cost $11,405,471)		$11,405,471

TOTAL INVESTMENTS – 101.5% (Cost $337,136,886)		$326,362,248

OTHER ASSETS LESS LIABILITIES – (1.5)%		(4,896,079)

TOTAL NET ASSETS – 100.0%		$321,466,169

July 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Exchange-Traded Funds	$3,069,990	$—	$—	$3,069,990

Municipal Bonds	—	311,886,787	—	311,886,787

Money Market Fund	11,405,471	—	—	11,405,471

Total	$14,475,461	$311,886,787	$—	$326,362,248

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETF	Exchange-Traded Fund

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

LLC	Limited Liability Corporation

NATL	National Public Finance Guarantee Corporation

RE	Reinsurance

SCH BD GTY	School Bond Guaranty

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2022 (unaudited)